Other disclosures - Schedule of certain financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 192,208	€ 87,847	€ 220,342	€ 223,073	€ 210,689
Financial assets at fair value through other comprehensive income	87,705		81,547	83,298
Financial assets at amortised cost	1,203,707		1,191,403	1,147,044
Total certain assets	1,483,620		1,493,292	1,453,415
Liabilities
Financial liabilities at amortized cost	1,484,322		1,468,703	1,423,858
Difference (assets less liabilities)	(702)		24,589	29,557
On demand
Assets
Cash, cash balances at Central Banks and other deposits on demand	192,208		220,342	223,073
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	41,652		40,687	45,322
Total certain assets	233,860		261,029	268,395
Liabilities
Financial liabilities at amortized cost	720,659		711,093	731,837
Difference (assets less liabilities)	(486,799)		(450,064)	(463,442)
Within 3 months
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	13,401		13,544	19,215
Financial assets at amortised cost	208,565		202,066	194,757
Total certain assets	221,966		215,610	213,972
Liabilities
Financial liabilities at amortized cost	256,651		246,898	236,565
Difference (assets less liabilities)	(34,685)		(31,288)	(22,593)
3 to 12 months
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	9,153		9,234	5,425
Financial assets at amortised cost	167,974		171,494	137,632
Total certain assets	177,127		180,728	143,057
Liabilities
Financial liabilities at amortized cost	171,362		182,516	144,666
Difference (assets less liabilities)	5,765		(1,788)	(1,609)
1 to 3 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	23,902		19,372	15,377
Financial assets at amortised cost	220,871		232,190	196,939
Total certain assets	244,773		251,562	212,316
Liabilities
Financial liabilities at amortized cost	155,620		161,784	168,984
Difference (assets less liabilities)	89,153		89,778	43,332
3 to 5 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	8,905		14,162	17,693
Financial assets at amortised cost	176,710		158,556	135,156
Total certain assets	185,615		172,718	152,849
Liabilities
Financial liabilities at amortized cost	89,229		88,527	81,808
Difference (assets less liabilities)	96,386		84,191	71,041
More than 5 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	32,344		25,235	25,588
Financial assets at amortised cost	387,935		386,410	437,238
Total certain assets	420,279		411,645	462,826
Liabilities
Financial liabilities at amortized cost	90,801		77,885	59,998
Difference (assets less liabilities)	329,478		333,760	402,828
Deposits
Liabilities
Financial liabilities at amortized cost	1,126,439		1,125,308	1,111,887
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	707,418		697,339	718,366
Deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	213,220		210,538	193,092
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	121,914		118,035	96,667
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	46,431		61,332	82,663
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	21,510		22,161	19,343
Deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	15,946		15,903	1,756
Central banks
Liabilities
Financial liabilities at amortized cost	24,882		48,782	76,952
Central banks | On demand
Liabilities
Financial liabilities at amortized cost	17		168	117
Central banks | Within 3 months
Liabilities
Financial liabilities at amortized cost	9,063		20,224	6,991
Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	11,022		6,941	18,311
Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	4,772		16,846	47,018
Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	0		4,581	4,506
Central banks | More than 5 years
Liabilities
Financial liabilities at amortized cost	8		22	9
Credit institutions
Liabilities
Financial liabilities at amortized cost	90,012		81,246	68,582
Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	13,948		6,572	7,172
Credit institutions | Within 3 months
Liabilities
Financial liabilities at amortized cost	27,149		25,990	30,557
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	19,300		21,390	15,901
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	15,655		13,434	9,670
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	6,477		5,963	3,925
Credit institutions | More than 5 years
Liabilities
Financial liabilities at amortized cost	7,483		7,897	1,357
Customer deposits
Liabilities
Financial liabilities at amortized cost	1,011,545		995,280	966,353
Customer deposits | On demand
Liabilities
Financial liabilities at amortized cost	693,453		690,599	711,077
Customer deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	177,008		164,324	155,544
Customer deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	91,592		89,704	62,455
Customer deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	26,004		31,052	25,975
Customer deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	15,033		11,617	10,912
Customer deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	8,455		7,984	390
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	317,967		303,208	274,912
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	0		0	0
Marketable debt securities | Within 3 months
Liabilities
Financial liabilities at amortized cost	35,570		28,371	34,408
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	47,977		63,440	46,480
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	100,451		92,554	81,051
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	60,128		57,639	55,359
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities at amortized cost	73,841		61,204	57,614
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	39,916		40,187	37,059
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	13,241		13,754	13,471
Other financial liabilities | Within 3 months
Liabilities
Financial liabilities at amortized cost	7,861		7,989	9,065
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	1,471		1,041	1,519
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	8,738		7,898	5,270
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	7,591		8,727	7,106
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities at amortized cost	1,014		778	628
Debt securities
Assets
Financial assets at fair value through other comprehensive income	76,558		73,565	75,083
Financial assets at amortised cost	120,949		103,559	73,554
Debt securities | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	0		0	0
Debt securities | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	11,072		13,078	19,011
Financial assets at amortised cost	9,628		12,281	7,956
Debt securities | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	8,449		8,433	4,528
Financial assets at amortised cost	14,041		14,114	7,417
Debt securities | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	22,137		18,432	13,884
Financial assets at amortised cost	17,071		18,608	21,459
Debt securities | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	7,623		12,764	16,631
Financial assets at amortised cost	22,705		11,281	6,715
Debt securities | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	27,277		20,858	21,029
Financial assets at amortised cost	57,504		47,275	30,007
Loans and advances
Assets
Financial assets at fair value through other comprehensive income	11,147		7,982	8,215
Financial assets at amortised cost	1,082,758		1,087,844	1,073,490
Loans and advances | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	41,652		40,687	45,322
Loans and advances | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	2,329		466	204
Financial assets at amortised cost	198,937		189,785	186,801
Loans and advances | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	704		801	897
Financial assets at amortised cost	153,933		157,380	130,215
Loans and advances | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	1,765		940	1,493
Financial assets at amortised cost	203,800		213,582	175,480
Loans and advances | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,282		1,398	1,062
Financial assets at amortised cost	154,005		147,275	128,441
Loans and advances | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	5,067		4,377	4,559
Financial assets at amortised cost	330,431		339,135	407,231
Central banks
Assets
Financial assets at amortised cost	16,179		20,082	15,375
Central banks | On demand
Assets
Financial assets at amortised cost	0		0	0
Central banks | Within 3 months
Assets
Financial assets at amortised cost	15,067		18,730	14,139
Central banks | 3 to 12 months
Assets
Financial assets at amortised cost	0		0	0
Central banks | 1 to 3 years
Assets
Financial assets at amortised cost	0		0	0
Central banks | 3 to 5 years
Assets
Financial assets at amortised cost	0		0	0
Central banks | More than 5 years
Assets
Financial assets at amortised cost	1,112		1,352	1,236
Credit institutions
Assets
Financial assets at fair value through other comprehensive income	363		313
Financial assets at amortised cost	55,537		57,917	46,518
Credit institutions | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0
Financial assets at amortised cost	6,208		6,783	7,565
Credit institutions | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	36		0
Financial assets at amortised cost	23,550		26,671	22,578
Credit institutions | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	0		0
Financial assets at amortised cost	4,166		6,313	2,756
Credit institutions | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	98		0
Financial assets at amortised cost	5,760		7,151	3,580
Credit institutions | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	6		313
Financial assets at amortised cost	1,843		1,521	139
Credit institutions | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	223		0
Financial assets at amortised cost	14,010		9,478	9,900
Customers
Assets
Financial assets at fair value through other comprehensive income	10,784		7,669	8,215
Financial assets at amortised cost	1,011,042		1,009,845	1,011,597
Customers | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	35,444		33,904	37,757
Customers | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	2,293		466	204
Financial assets at amortised cost	160,320		144,384	150,084
Customers | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	704		801	897
Financial assets at amortised cost	149,767		151,067	127,459
Customers | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	1,667		940	1,493
Financial assets at amortised cost	198,040		206,431	171,900
Customers | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,276		1,085	1,062
Financial assets at amortised cost	152,162		145,754	128,302
Customers | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	4,844		4,377	4,559
Financial assets at amortised cost	€ 315,309		€ 328,305	€ 396,095